UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

DWS Emerging Markets Equity Fund

	Shares	Value ($)
Common Stocks 95.7%
Australia 0.4%
Sundance Resources Ltd.* (a) (Cost $999,853)	7,000,000	918,270
Brazil 21.7%
All America Latina Logistica (Units)	430,000	4,058,449
Banco Santander Brasil SA (Units)	327,000	4,320,832
Hypermarcas SA*	54,200	705,697
JBS SA	980,000	4,791,904
Lojas Renner SA	135,702	4,549,119
Lupatech SA*	137,711	1,692,809
Natura Cosmeticos SA	212,547	5,522,742
OGX Petroleo e Gas Participacoes SA*	300,000	3,170,912
OSX Brasil SA*	8,600	2,640,485
PDG Realty SA Empreendimentos e Participacoes	159,700	1,699,786
Petroleo Brasileiro SA (ADR) (b)	145,000	5,278,000
Rossi Residencial SA	215,000	1,935,098
Santos Brasil Participacoes SA (Units)	210,000	2,002,331
Vale SA (ADR) (b)	174,000	4,837,200
Vale SA (ADR) (Preferred) (b)	220,000	5,330,600

(Cost $43,968,320)		52,535,964
Canada 3.7%
SouthGobi Energy Resources Ltd.* (c) (Cost $7,327,268)	695,900	8,847,248
Cayman Islands 1.4%
Golden Eagle Retail Group Ltd. (b) (d) (Cost $2,759,881)	1,400,000	3,316,383
China 12.5%
BaWang International Group Holding Ltd. (b)	8,700,000	5,309,044
China Life Insurance Co., Ltd. (ADR) (b)	86,000	5,776,620
China Minsheng Banking Corp., Ltd. "H"	1,393,200	1,302,174
China National Building Material Co., Ltd. "H"	1,150,000	2,173,415
China Shenhua Energy Co., Ltd. "H"	847,300	3,261,573
China Southern Airlines Co., Ltd. "H"* (b)	4,700,000	2,275,121
Industrial & Commercial Bank of China Ltd. "H"	2,956,486	2,260,898
Lonking Holdings Ltd.	3,900,000	2,962,343
Uni-President China Holdings Ltd.	5,305,000	2,957,277
Xinao Gas Holdings Ltd.	850,000	2,011,329

(Cost $27,671,742)		30,289,794
Hong Kong 12.8%
Belle International Holdings Ltd.	1,800,000	2,776,183
China Mengniu Dairy Co., Ltd. (d)	1,392,766	4,330,260
China Yurun Food Group Ltd. (d)	1,607,000	5,275,636
CNOOC Ltd.	1,580,000	2,664,693
GOME Electrical Appliances Holdings Ltd.* (d)	12,500,000	4,345,027
Hengan International Group Co., Ltd. (d)	350,000	3,018,989
Lee & Man Paper Manufacturing Ltd.	2,500,000	1,837,786
SJM Holdings Ltd. (e)	2,800,000	2,469,263
TCL Multimedia Technology Holdings Ltd.	1,000,000	446,733
Vitasoy International Holdings Ltd.	4,900,000	3,829,160

(Cost $26,122,775)		30,993,730
India 10.2%
Apollo Tyres Ltd.	650,000	897,856
Bharat Heavy Electricals Ltd.	66,200	3,480,832
Bharti Airtel Ltd.*	215,000	1,426,538
Hero Honda Motors Ltd.	60,000	2,346,601
Housing Development Finance Corp., Ltd.	63,350	4,073,621
ICICI Bank Ltd.	156,300	3,035,901
Infosys Technologies Ltd.	18,000	1,070,826
Jaiprakash Associates Ltd.	440,340	1,118,286
Larsen & Toubro Ltd.	57,245	2,211,837
Sintex Industries Ltd.	125,000	1,003,798
Sobha Developers Ltd.	262,000	1,886,310
Sterlite Industries (India) Ltd. (ADR)	150,000	2,266,500

(Cost $18,915,624)		24,818,906
Indonesia 4.0%
PT Astra International Tbk	955,000	5,410,795
PT Bank Tabungan Negara Tbk	8,889,000	1,937,034
PT Indocement Tunggal Prakarsa Tbk	730,000	1,378,667
PT Tambang Batubara Bukit Asam Tbk	240,000	447,896
PT Telekomunikasi Indonesia	680,000	642,119

(Cost $7,980,190)		9,816,511
Korea 6.1%
Hyundai Mobis	25,000	4,321,366
Samsung Electronics Co., Ltd.	15,231	10,428,003

(Cost $14,200,675)		14,749,369
Luxembourg 0.4%
Tenaris SA (ADR) (Cost $1,013,182)	25,000	1,001,250
Mexico 3.4%
America Movil SAB de CV "L" (ADR)	63,000	3,125,430
Genomma Lab Internacional SA "B"*	790,000	2,690,185
Grupo Financiero Banorte SAB de CV "O"	160,000	621,202
Wal-Mart de Mexico SAB de CV "V"	791,476	1,866,637

(Cost $7,803,838)		8,303,454
Netherlands 0.5%
VimpelCom Ltd. (ADR)* (f) (Cost $1,246,953)	80,000	1,304,800
Russia 7.4%
Gazprom (ADR)	250,000	5,395,000
LUKOIL (ADR)	51,398	2,929,686
Mining & Metallurgical Co. Norilsk Nickel (ADR)	189,702	3,118,701
Mobile TeleSystems (ADR)	49,207	1,092,395
OAO TMK (GDR) REG S*	162,550	2,678,824
Sberbank	970,505	2,717,414

(Cost $19,576,185)		17,932,020
Taiwan 9.4%
Delta Electronics, Inc.	850,000	2,931,172
Hon Hai Precision Industry Co., Ltd.*	2,032,395	8,181,970
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR) (b)	559,999	5,655,990
Unimicron Technology Corp.*	1,730,000	2,877,620
Wistron Corp.	1,972,313	3,182,192

(Cost $20,270,027)		22,828,944
Turkey 0.8%
TAV Havalimanlari Holding AS* (Cost $1,258,032)	460,000	1,953,291
United Kingdom 1.0%
Tullow Oil PLC (g)	65,000	1,255,555
Wellstream Holdings PLC (h)	150,000	1,180,392

(Cost $2,489,101)		2,435,947

Total Common Stocks (Cost $203,603,646)		232,045,881
Preferred Stocks 2.2%
Brazil
Banco Bradesco SA	169,000	3,098,846
Banco do Estado do Rio Grande do Sul SA "B"	250,000	2,159,142

Total Preferred Stocks (Cost $3,218,310)		5,257,988
Participatory Note 2.1%
China
CITIC Securities Co., Ltd. “A” (Issuer UBS AG), Expiration Date 2/25/2013 (Cost $4,902,207)	2,675,000	5,061,100
Securities Lending Collateral 11.0%
Daily Assets Fund Institutional, 0.33% (i) (j) (Cost $26,756,105)	26,756,105	26,756,105

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $238,480,268) †	111.0	269,121,074
Other Assets and Liabilities, Net	(11.0)	(26,601,152)

Net Assets	100.0	242,519,922

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $239,747,155.  At July 31, 2010, net unrealized appreciation for all securities based on tax cost was $29,373,919.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $43,728,202 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,354,283.

(a)	Security is listed in country of domicile. Significant business activities of company are in Cameroon.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2010 amounted to $25,730,385 which is 10.6% of net assets.
(c)	Security is listed in country of domicile. Significant business activities of company are in Mongolia and Indonesia.
(d)	Security is listed in country of domicile. Significant business activities of company are in China.
(e)	Security is listed in country of domicile. Significant business activities of company are in Macau.
(f)	Security is listed in country of domicile. Significant business activities of company are in Eastern Europe and South Asia.
(g)	Security is listed in country of domicile. Significant business activities of company are in Africa and South Asia.
(h)	Security is listed in country of domicile. Significant business activities of company are in Brazil.
(i)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At July 31, 2010 the DWS Emerging Markets Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Participatory Note
Energy	40,751,514	16.9%
Financials	38,251,094	15.8%
Consumer Staples	37,607,346	15.5%
Consumer Discretionary	34,514,210	14.2%
Information Technology	34,327,773	14.2%
Industrials	22,759,097	9.4%
Materials	21,861,139	9.0%
Telecommunication Services	7,591,282	3.1%
Health Care	2,690,185	1.1%
Utilities	2,011,329	0.8%
Total	242,364,969	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common and Preferred Stocks
Australia	$—	$918,270	$—	$918,270
Brazil	57,793,952	—	—	57,793,952
Canada	8,847,248	—	—	8,847,248
Cayman Islands	—	3,316,383	—	3,316,383
China	5,776,620	24,513,174	—	30,289,794
Hong Kong	—	30,993,730	—	30,993,730
India	2,266,500	22,552,406	—	24,818,906
Indonesia	—	9,816,511	—	9,816,511
Korea	—	14,749,369	—	14,749,369
Luxembourg	1,001,250	—	—	1,001,250
Mexico	8,303,454	—	—	8,303,454
Netherlands	1,304,800	—	—	1,304,800
Russia	6,889,920	11,042,100	—	17,932,020
Taiwan	5,655,990	17,172,954	—	22,828,944
Turkey	—	1,953,291	—	1,953,291
United Kingdom	—	2,435,947	—	2,435,947
Participatory Note	—	—	5,061,100	5,061,100
Short-Term Investments	26,756,105	—	—	26,756,105
Total	$124,595,839	$139,464,135	$5,061,100	$269,121,074

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Participatory Note
Balance as of October 31, 2009	$—
Realized gains (loss)	—
Change in unrealized appreciation (depreciation)	158,893
Amortization premium/discount	—
Net purchases (sales)	4,902,207
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of July 31, 2010	$5,061,100
Net change in unrealized appreciation (depreciation) from investments still held at July 31, 2010	$158,893

Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010